Earnings / (Loss) per share, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested shares granted under the company's incentive plan	201,015	121,569	121,569	45,180
Dividends declared and paid during the period	$ 374	$ 369